Advances for vessels under construction and acquisition of vessels, Newbuildings (Details) - Jun. 30, 2015 $ in Thousands	USD ($)
Newbuilding Vessels
Vessels [Line Items]
Newbuildings periodic installments, next twelve months	$ 500,681
Newbuildings periodic installments, 2017	77,187
Total aggregate remaining contracted price plus agreed additional amounts	$ 577,868
Number of contracts for Newbuildings acquired	25
Merger and Pappas Transaction
Vessels [Line Items]
Number of contracts for Newbuildings acquired	14